Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,371)	$ (8,000)	$ (91,852)	$ (8,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision (benefit) for deferred taxes	0	0
Changes in operating assets and liabilities:
Prepaid expenses	0	(7,522)	7,522	(7,522)
Accounts payable and accrued expenses	0	1,794	14,028	1,794
Net cash provided by (used in) operating activities	(2,371)	(13,728)	(70,302)	(13,728)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from related party	1,509	(1,509)	43,082	(1,509)
Share issuance	37,974	1,282	0	1,282
Cash acquired from assets acquisition	0	44,275	0	44,275
Net cash provided by (used in) financing activities	39,483	44,048	43,082	44,048
Net increase (decrease) in cash	37,112	30,320	(27,220)	30,320
Cash at the beginning of the year		0	30,320	37,112
Cash at the end of the year	$ 37,112	$ 30,320	$ 3,100	$ 30,320
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during year for :
Interest	$ 0	$ 0	$ 0	$ 0
Income Taxes	$ 0	$ 0	$ 0	$ 0